Note 9 - Intangible Assets (Details) - Intangible Assets - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Cost
Cost	$ 232,403	$ 198,011
Accumulated amortization
Accumulated amortization	98,841	82,885
Net	133,562	115,126
Customer Relationships [Member]
Cost
Cost	107,743	97,344
Accumulated amortization
Accumulated amortization	45,853	37,956
Developed Technology Rights [Member]
Cost
Cost	117,586	93,911
Accumulated amortization
Accumulated amortization	48,295	40,326
Trade Names [Member]
Cost
Cost	4,515	4,349
Accumulated amortization
Accumulated amortization	3,128	3,130
Noncompete Agreements [Member]
Cost
Cost	2,559	2,407
Accumulated amortization
Accumulated amortization	$ 1,565	$ 1,473